Offerings - Offering: 1	Aug. 04, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock issuable upon exercise of warrants
Amount Registered | shares	15,577,965
Proposed Maximum Offering Price per Unit	2.07
Maximum Aggregate Offering Price	$ 32,246,387.55
Fee Rate	0.01531%
Amount of Registration Fee	$ 4,936.92
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended, the shares of common stock being registered hereunder include such indeterminate number of shares as may be issuable as a result of stock splits, stock dividends or similar transactions.